DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2020
Dividend award
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Schedule of Dividends On Ordinary Shares

	2020	2019	2018
	£m	£m	£m
Dividends paid during the year were as follows:
Interim dividends	—	4,100	11,022